Schedule of income tax rate and the effective income tax rate (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
UK Federal income tax rate	$ (11,559,213)	$ (13,141,685)
UK Federal income tax rate, percentage	25.00%	25.00%
Foreign income tax rate differential		$ 371,640
Foreign income tax rate differential, percentage		(0.70%)
Valuation allowance	$ 9,335,291	$ 9,516,297
Valuation allowance, percentage	(20.20%)	(18.10%)
Other true ups	$ 37,345	$ (2,044,320)
Other true ups, percentage	(0.10%)	3.70%
Nontaxable or nondeductible items
Equity compensation	$ 1,958,267
Equity compensation, percentage	(4.20%)
Interest expense	$ (2,540,966)
Interest expense, percentage	5.50%
Nondeductible expense	$ 279,429	$ 805,252
Nondeductible expense, percentage	(0.60%)	(1.50%)
Effective income tax rate		$ (1,851,038)
Effective income tax rate, percentage	0.00%	3.50%
Change in UK statutory income tax rate		$ 22,003
Change in UK statutory income tax rate, percentage		0.00%
Change in fair value		$ 1,487,821
Change in fair value, percentage		(2.80%)
Loss on Debt Extinguishment		$ 1,106,869
Loss on Debt Extinguishment, percentage		(2.10%)
R&D expenditures		$ 25,085
R&D expenditures, percentage		0.00%
PORTUGAL
Effective Income Tax Rate Reconciliation [Line Items]
Foreign income tax rate differential	$ 563,956
Foreign income tax rate differential, percentage	(1.20%)
NIGERIA
Effective Income Tax Rate Reconciliation [Line Items]
Valuation allowance	$ 756,048
Valuation allowance, percentage	(1.60%)
Other true ups	$ (302,662)
Other true ups, percentage	0.70%
ARGENTINA
Effective Income Tax Rate Reconciliation [Line Items]
Valuation allowance	$ 951,315
Valuation allowance, percentage	(2.10%)
Other true ups	$ (163,772)
Other true ups, percentage	0.40%
SOUTH AFRICA
Effective Income Tax Rate Reconciliation [Line Items]
Foreign income tax rate differential	$ 520,840
Foreign income tax rate differential, percentage	(1.10%)
Other Foreign Entities [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Foreign income tax rate differential	$ 164,122
Foreign income tax rate differential, percentage	(0.40%)